CONSOLIDATED CASH FLOW STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Cash generated from operating activities	¥ 5,807	¥ 15,277	¥ 10,727
Interest received	444	671	295
Interest paid	(6,359)	(6,354)	(6,646)
Income tax paid	(2,342)	(1,906)	(1,678)
Net cash (used in)/ generated from operating activities	(2,450)	7,688	2,698
Investing activities
Proceeds from disposal of property, plant and equipment and right-of-use assets	4,799	990	2,848
Dividends received from associates	34	26	91
Dividends received from joint ventures	97	237	246
Dividends received from other equity instrument investments and other non-current financial assets	8	7	20
Acquisition of term deposits	(648)	(60)	(898)
Proceeds from maturity of term deposits	698	120	654
Acquisition of property, plant and equipment and other assets	(11,696)	(17,137)	(11,061)
Acquisition of an associate		(3)
Proceeds from disposal of subsidiaries	724
Proceeds from disposal of associates	43
Proceeds from disposal of other equity instrument investments and other non-current financial assets	90
Proceeds from disposal of derivative financial instruments			51
Net cash used in investing activities	(5,851)	(15,820)	(8,049)
Financing activities
Proceeds from issuance of shares	6,046		15,951
Proceeds from bank borrowings	75,429	76,910	71,841
Proceeds from ultra-short-term financing bills	27,500	82,500	48,300
Proceeds from corporate bonds	3,900	9,000	25,000
Repayment of bank borrowings	(36,359)	(70,437)	(52,601)
Repayment of ultra-short-term financing bills	(39,600)	(68,900)	(59,800)
Repayment of corporate bonds	(7,500)	(3,749)	(2,655)
Capital element of lease rentals paid	(21,960)	(21,613)	(20,670)
Capital injections from non-controlling interests	116	1,128	3,802
Payment for purchase of non-controlling interest			(260)
Refund of aircraft lease deposits	13	49	69
Payments for aircraft lease deposits	(18)	(15)
Dividends paid to non-controlling interests	(909)	(687)	(32)
Net cash generated from financing activities	6,658	4,186	28,945
Net (decrease)/ increase in cash and cash equivalents	(1,643)	(3,946)	23,594
Cash and cash equivalents at January 1	21,456	25,419	1,849
Exchange gain/(loss) on cash and cash equivalents	76	(17)	(24)
Cash and cash equivalents at December 31	¥ 19,889	¥ 21,456	¥ 25,419